Consolidated Statement of Financial Position R$ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 13,487	$ 7,350
Short-term investments	771	826
Accounts receivable	4,993	2,529
Other financial assets	329	607
Inventories	4,061	4,274
Recoverable taxes	509	922
Others	253	534
Total current assets	24,403	17,042
Non-current assets
Judicial deposits	1,268	3,133
Other financial assets	1,784	2,661
Recoverable taxes	1,091	1,204
Deferred income taxes	10,335	9,217
Others	651	583
Total non-current assets excluding investments, intangible assets and property, plant and equipment	15,129	16,798
Investments in associates and joint ventures	2,031	2,798
Intangibles	9,296	8,499
Property, plant and equipment	41,148	46,576
Total non current assets	67,604	74,671
Total assets	92,007	91,713
Current liabilities
Suppliers and contractors	3,367	4,107
Loans, borrowings and leases	1,136	1,439
Other financial liabilities	1,906	1,404
Taxes payable	952	512
Settlement program ("REFIS")	340	431
Liabilities related to associates and joint ventures	876	516
Provisions	1,826	1,230
Liabilities related to Brumadinho	1,910	1,568
De-characterization of dams	381	309
Dividends payable	1,220	1,560
Others	680	769
Total current liabilities	14,594	13,845
Non-current liabilities
Loans, borrowings and leases	13,891	13,408
Participative stockholders' debentures	3,413	2,584
Other financial liabilities	4,612	1,788
Settlement program ("REFIS")	2,404	3,476
Deferred income taxes	1,770	1,882
Provisions	8,434	8,493
Liabilities related to Brumadinho	2,665	1,415
De-characterization of dams	1,908	2,180
Liabilities related to associates and joint ventures	1,198	1,184
Streaming transactions	2,005	2,063
Others	292	402
Total non current liabilities	42,592	38,875
Total liabilities	57,186	52,720
Stockholders' equity
Equity attributable to Vale's stockholders	35,744	40,067
Equity attributable to noncontrolling interests	(923)	(1,074)
Total stockholders' equity	34,821	38,993
Total liabilities and stockholders' equity	$ 92,007	$ 91,713